UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock Hedged Equity & Income Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Ticker | HEQ

John Hancock Hedged Equity & Income Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Common Stocks 94.96%		$253,288,041

(Cost $263,871,697)

Consumer Discretionary 15.49%		41,324,779

Auto Components 0.25%
Gentex Corp.	11,500	325,910
Johnson Controls, Inc.	7,000	258,650
Lear Corp.	1,900	93,100

Automobiles 0.45%
Harley-Davidson, Inc.	19,065	827,230
Hyundai Motor Company, Ltd.	1,700	378,215

Distributors 0.08%
Jardine Cycle and Carriage, Ltd.	5,000	200,406

Diversified Consumer Services 0.44%
Apollo Group, Inc., Class A (I)	7,398	376,040
Matthews International Corp., Class A	9,980	361,176
Weight Watchers International, Inc.	5,500	424,545

Hotels, Restaurants & Leisure 1.76%
Bally Technologies, Inc. (I)	6,270	247,226
CEC Entertainment, Inc.	10,080	390,096
Choice Hotels International, Inc.	9,380	285,996
Ctrip.com International, Ltd., ADR (I)	1,970	90,817
Marriott International, Inc., Class A	7,500	243,750
McDonald's Corp.	10,140	876,907
MGM Resorts International (I)	21,000	317,310
Sonic Corp. (I)	139,390	1,491,473
Starbucks Corp.	8,393	336,475
Wynn Macau, Ltd.	49,200	172,245
Wynn Resorts, Ltd.	1,600	245,888

Household Durables 1.00%
NVR, Inc. (I)	2,155	1,465,594
Tempur-Pedic International, Inc. (I)	16,675	1,200,767

Internet & Catalog Retail 1.59%
Amazon.com, Inc. (I)	8,741	1,945,047
Blue Nile, Inc. (I)	6,670	282,541
Netflix, Inc. (I)	3,315	881,757
priceline.com, Inc. (I)	2,103	1,130,678

Leisure Equipment & Products 1.26%
Brunswick Corp.	13,600	296,888
Hasbro, Inc.	16,365	647,399
Mattel, Inc.	90,170	2,403,932

Media 2.01%
Arbitron, Inc.	17,690	692,033
Comcast Corp., Class A	98,560	2,367,411
DIRECTV, Class A (I)	6,342	321,413
News Corp., Class A	19,226	308,001
Omnicom Group, Inc.	12,050	565,386
Sirius XM Radio, Inc. (I)	403,122	850,587
The Walt Disney Company	6,900	266,478

Multiline Retail 1.19%
Fred's, Inc., Class A	22,100	291,278
Nordstrom, Inc.	3,800	190,608
Target Corp.	52,480	2,702,195

1

John Hancock Hedged Equity & Income Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Specialty Retail 3.80%
Abercrombie & Fitch Company, Class A	7,350	$537,432
Advance Auto Parts, Inc.	7,396	406,558
Ascena Retail Group, Inc. (I)	13,670	441,814
Belle International Holdings, Ltd.	101,000	221,768
Express, Inc.	14,600	327,624
Home Depot, Inc.	51,440	1,796,799
Lowe's Companies, Inc.	109,320	2,359,126
Monro Muffler Brake, Inc.	8,495	303,781
Ross Stores, Inc.	9,301	704,737
Signet Jewelers, Ltd. (I)	11,970	512,795
Stage Stores, Inc.	37,210	662,338
Teavana Holdings, Inc. (I)	1,800	50,760
The Buckle, Inc.	3,721	164,878
The Cato Corp., Class A	25,280	703,290
Tiffany & Company	2,300	183,057
TJX Companies, Inc.	5,466	302,270
Urban Outfitters, Inc. (I)	14,170	461,092

Textiles, Apparel & Luxury Goods 1.66%
Burberry Group PLC	15,832	386,085
Christian Dior SA	1,571	250,297
Coach, Inc.	21,175	1,367,058
Deckers Outdoor Corp. (I)	2,443	242,468
Fossil, Inc. (I)	410	51,525
Hanesbrands, Inc. (I)	11,900	363,069
K-Swiss, Inc., Class A (I)	25,500	271,830
Lululemon Athletica, Inc. (I)	16,360	990,434
Ralph Lauren Corp. (I)	1,935	261,360
Skechers U.S.A., Inc., Class A (I)	14,840	247,086

Consumer Staples 6.86%		18,292,068

Beverages 2.03%
Molson Coors Brewing Company	28,650	1,290,683
PepsiCo, Inc.	64,170	4,109,447

Food & Staples Retailing 1.89%
Casey's General Stores, Inc.	9,840	442,800
CVS Caremark Corp.	50,870	1,849,125
Sysco Corp.	82,360	2,519,392
Whole Foods Market, Inc.	3,500	233,450

Food Products 1.89%
General Mills, Inc.	33,810	1,262,804
Green Mountain Coffee Roasters, Inc. (I)	17,020	1,769,229
Kraft Foods, Inc., Class A	43,958	1,511,276
Ralcorp Holdings, Inc. (I)	5,800	501,700

Household Products 0.59%
Colgate-Palmolive Company	18,710	1,578,750

Tobacco 0.46%
Philip Morris International, Inc.	17,190	1,223,412

Energy 11.03%		29,434,611

Energy Equipment & Services 1.30%
Baker Hughes, Inc.	5,735	443,774
Bristow Group, Inc.	6,560	318,029

2

John Hancock Hedged Equity & Income Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Energy (continued)

Cameron International Corp. (I)	7,730	$432,416
Core Laboratories NV	922	100,203
Diamond Offshore Drilling, Inc.	6,756	458,259
Halliburton Company	6,100	333,853
Oceaneering International, Inc.	7,434	321,149
Schlumberger, Ltd.	7,360	665,123
SEACOR Holdings, Inc.	4,100	411,476

Oil, Gas & Consumable Fuels 9.73%
Alpha Natural Resources, Inc. (I)	5,200	222,092
Anadarko Petroleum Corp.	27,700	2,286,912
Apache Corp.	9,510	1,176,577
BG Group PLC	99,420	2,338,547
BP PLC, ADR	6,080	276,275
Bumi PLC (I)	7,465	137,137
Bumi Resources Tbk PT	439,000	157,026
Canadian Natural Resources, Ltd.	20,426	822,964
Chesapeake Energy Corp.	8,000	274,800
Chevron Corp.	14,850	1,544,697
ConocoPhillips	7,770	559,362
CONSOL Energy, Inc.	5,300	284,080
EOG Resources, Inc.	8,340	850,680
Exxon Mobil Corp.	28,190	2,249,280
Gazprom OAO, ADR	18,204	266,871
Georesources, Inc. (I)	13,440	342,989
Occidental Petroleum Corp.	27,525	2,702,405
Peabody Energy Corp.	6,600	379,302
Penn Virginia Corp.	19,800	259,776
Petroleo Brasileiro SA, ADR	90,250	3,065,793
Plains Exploration & Production Company (I)	17,880	697,499
Range Resources Corp.	5,200	338,832
Royal Dutch Shell PLC, ADR, Class B	19,790	1,457,534
Ultra Petroleum Corp. (I)	47,870	2,241,273
Valero Energy Corp.	22,313	560,503
Vallares PLC (I)	8,138	138,925
Whiting Petroleum Corp. (I)	5,430	318,198

Financials 11.02%		29,403,378

Capital Markets 2.30%
Ares Capital Corp.	30,170	486,944
BlackRock, Inc.	9,660	1,723,924
CETIP SA - Balcao Organizado de Ativos e Derivativos	18,805	321,329
Greenhill & Company, Inc.	18,410	810,776
SEI Investments Company	64,255	1,270,964
T. Rowe Price Group, Inc.	11,070	628,776
The Goldman Sachs Group, Inc.	3,630	489,941
UBS AG (I)	25,070	413,154

Commercial Banks 4.58%
Cullen/Frost Bankers, Inc.	23,705	1,277,225
First Midwest Bancorp, Inc.	40,390	481,449
First Republic Bank (I)	18,205	515,566
Hancock Holding Company	8,340	274,803
International Bancshares Corp.	24,300	408,726
M&T Bank Corp.	18,825	1,623,468
MB Financial, Inc.	17,200	347,268
PNC Financial Services Group, Inc.	22,710	1,232,926

3

John Hancock Hedged Equity & Income Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Financials (continued)

U.S. Bancorp	51,630	$1,345,478
Webster Financial Corp.	24,480	499,882
Wells Fargo & Company	144,510	4,037,609
Westamerica Bancorp.	3,700	173,641

Consumer Finance 0.14%
American Express Company	7,550	377,802

Diversified Financial Services 0.84%
JPMorgan Chase & Company	50,320	2,035,444
Justice Holdings, Ltd. (I)	12,957	207,623

Insurance 2.52%
ACE, Ltd.	22,240	1,489,635
Alleghany Corp. (I)	900	296,469
Assured Guaranty, Ltd.	16,400	232,060
Delphi Financial Group, Inc., Class A	22,530	606,508
Marsh & McLennan Companies, Inc.	78,930	2,327,646
Platinum Underwriters Holdings, Ltd.	11,500	395,025
Primerica, Inc.	15,550	336,191
Reinsurance Group of America, Inc.	11,380	662,430
White Mountains Insurance Group, Ltd.	860	362,395

Real Estate Investment Trusts 0.24%
DiamondRock Hospitality Company	19,750	201,845
Mack-Cali Realty Corp.	6,220	206,939
Ventas, Inc.	4,130	223,557

Real Estate Management & Development 0.09%
Daito Trust Construction Company, Ltd.	1,000	96,254
Wheelock and Company, Ltd.	35,000	149,712

Thrifts & Mortgage Finance 0.31%
First Niagara Financial Group, Inc.	25,560	313,110
Northwest Bancshares, Inc.	42,220	518,884

Health Care 9.49%		25,303,337

Biotechnology 1.43%
Alexion Pharmaceuticals, Inc. (I)	7,710	437,928
Amgen, Inc.	8,510	465,497
Amylin Pharmaceuticals, Inc. (I)	5,100	60,741
Biogen Idec, Inc. (I)	3,200	325,984
Celgene Corp. (I)	16,100	954,730
Gilead Sciences, Inc. (I)	22,490	952,676
Vertex Pharmaceuticals, Inc. (I)	11,890	616,615

Health Care Equipment & Supplies 1.93%
Edwards Lifesciences Corp. (I)	6,000	428,100
Gen-Probe, Inc. (I)	6,600	399,630
Haemonetics Corp. (I)	2,790	182,745
Hologic, Inc. (I)	44,220	821,165
Intuitive Surgical, Inc. (I)	2,021	809,512
Medtronic, Inc.	69,890	2,519,535

Health Care Providers & Services 2.00%
Aetna, Inc.	5,700	236,493
AmerisourceBergen Corp.	7,137	273,418
Amsurg Corp. (I)	18,720	476,050
Cardinal Health, Inc.	15,580	681,781
CIGNA Corp.	5,000	248,850

4

John Hancock Hedged Equity & Income Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Health Care (continued)

Express Scripts, Inc. (I)	9,434	$511,889
Laboratory Corp. of America Holdings (I)	3,173	287,981
UnitedHealth Group, Inc.	52,738	2,617,376

Health Care Technology 0.13%
SXC Health Solutions Corp. (I)	5,300	334,589

Life Sciences Tools & Services 1.25%
Agilent Technologies, Inc. (I)	19,890	838,562
Bruker Corp. (I)	9,978	171,821
Charles River Laboratories International, Inc. (I)	13,710	542,231
ICON PLC, ADR (I)	29,430	657,172
Pharmaceutical Product Development, Inc.	8,600	247,938
Waters Corp. (I)	9,860	866,595

Pharmaceuticals 2.75%
Abbott Laboratories	1,533	78,674
AstraZeneca PLC, ADR	15,490	751,420
Auxilium Pharmaceuticals, Inc. (I)	6,000	112,440
Eli Lilly & Company	6,200	237,460
Endo Pharmaceuticals Holdings, Inc. (I)	6,400	238,400
Forest Laboratories, Inc. (I)	3,300	122,298
Johnson & Johnson	24,050	1,558,200
Merck & Company, Inc.	43,450	1,482,949
Pfizer, Inc.	137,490	2,645,308
Salix Pharmaceuticals, Ltd. (I)	2,800	108,584

Industrials 14.48%		38,612,180

Aerospace & Defense 2.62%
General Dynamics Corp.	41,020	2,795,103
Goodrich Corp.	2,200	209,308
Honeywell International, Inc.	9,230	490,113
Northrop Grumman Corp.	30,520	1,846,765
Rockwell Collins, Inc.	14,170	780,625
Safran SA	5,249	217,216
Textron, Inc.	11,680	270,158
The Boeing Company	5,487	386,669

Air Freight & Logistics 1.14%
C.H. Robinson Worldwide, Inc.	6,119	442,465
FedEx Corp.	8,670	753,250
United Parcel Service, Inc., Class B	26,800	1,855,096

Building Products 0.48%
Lennox International, Inc.	34,625	1,280,433

Commercial Services & Supplies 0.71%
ACCO Brands Corp. (I)	41,850	358,655
G&K Services, Inc., Class A	8,420	286,869
Ritchie Brothers Auctioneers, Inc.	14,820	405,920
United Stationers, Inc.	20,860	669,397
Waste Management, Inc.	5,590	176,029

Construction & Engineering 0.55%
FLSmidth & Company A/S, B Shares	3,467	268,149
Foster Wheeler AG (I)	8,200	222,220
Jacobs Engineering Group, Inc. (I)	20,205	790,824
KBR, Inc.	4,900	174,685

5

John Hancock Hedged Equity & Income Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Industrials (continued)

Electrical Equipment 0.63%
Acuity Brands, Inc.	4,290	$208,880
AMETEK, Inc.	7,500	318,750
Belden, Inc.	24,690	909,827
Emerson Electric Company	4,768	234,061

Industrial Conglomerates 2.18%
3M Company	21,680	1,889,195
Carlisle Companies, Inc.	23,200	1,002,936
Danaher Corp.	10,920	536,281
General Electric Company	34,538	618,576
Tyco International, Ltd.	39,828	1,763,982

Machinery 4.50%
Albany International Corp., Class A	23,550	625,724
Caterpillar, Inc.	9,920	979,997
Cummins, Inc.	5,360	562,157
Dover Corp.	5,640	341,051
ESCO Technologies, Inc.	12,330	427,604
Flowserve Corp.	3,540	351,805
IDEX Corp.	21,160	877,717
Illinois Tool Works, Inc.	50,727	2,526,205
Joy Global, Inc.	7,916	743,471
Mueller Industries, Inc.	14,830	556,570
Navistar International Corp. (I)	5,100	261,681
PACCAR, Inc.	25,280	1,082,237
Pall Corp.	3,500	173,530
Parker Hannifin Corp.	6,840	540,497
Stanley Black & Decker, Inc.	26,400	1,736,328
United Tractors Tbk PT	67,500	216,146

Marine 0.22%
Kirby Corp. (I)	10,260	598,363

Professional Services 0.20%
Manpower, Inc.	4,100	207,132
Towers Watson & Company, Class A	5,130	313,700

Road & Rail 0.54%
Genesee & Wyoming, Inc., Class A (I)	10,120	557,005
Localiza Rent a Car SA	15,700	254,504
Swift Transporation Company (I)	18,200	206,388
Union Pacific Corp.	4,000	409,920

Trading Companies & Distributors 0.71%
GATX Corp.	15,510	611,559
MSC Industrial Direct Company, Inc., Class A	17,675	1,091,962
Samsung C&T Corp.	2,472	196,490

Information Technology 20.89%		55,722,487

Communications Equipment 2.62%
Acme Packet, Inc. (I)	7,800	459,576
ADTRAN, Inc.	1,900	62,871
Alcatel-Lucent, ADR (I)	51,415	208,231
Cisco Systems, Inc.	240,850	3,846,375
F5 Networks, Inc. (I)	2,670	249,592
HTC Corp.	300	8,925
Juniper Networks, Inc. (I)	23,070	539,607
Polycom, Inc. (I)	17,700	478,431

6

John Hancock Hedged Equity & Income Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Information Technology (continued)

Qualcomm, Inc.	17,170	$940,573
Riverbed Technology, Inc. (I)	7,082	202,758

Computers & Peripherals 3.76%
Apple, Inc. (I)	14,152	5,526,073
Dell, Inc. (I)	29,055	471,853
Diebold, Inc.	14,330	433,339
EMC Corp. (I)	97,350	2,538,888
NetApp, Inc. (I)	11,250	534,600
QLogic Corp. (I)	34,930	529,888

Electronic Equipment, Instruments & Components 0.50%
Avnet, Inc. (I)	12,690	371,817
Coherent, Inc. (I)	4,180	200,765
Corning, Inc.	26,260	417,797
Jabil Circuit, Inc.	15,800	289,298
Universal Display Corp. (I)	1,500	44,865

Internet Software & Services 2.13%
Dena Company, Ltd.	9,500	473,975
eBay, Inc. (I)	107,971	3,536,050
Google, Inc., Class A (I)	1,945	1,174,177
IAC/InterActiveCorp (I)	12,114	501,398

IT Services 3.37%
Automatic Data Processing, Inc.	41,000	2,111,090
Cognizant Technology Solutions Corp., Class A (I)	3,370	235,462
Fiserv, Inc. (I)	12,360	746,050
International Business Machines Corp.	11,093	2,017,262
MAXIMUS, Inc.	15,340	592,584
Teradata Corp. (I)	9,200	505,632
The Western Union Company	143,880	2,792,711

Office Electronics 0.15%
Zebra Technologies Corp., Class A (I)	9,760	390,400

Semiconductors & Semiconductor Equipment 3.71%
Altera Corp.	34,070	1,392,782
Analog Devices, Inc.	41,020	1,411,088
ARM Holdings PLC, ADR	8,500	244,715
Avago Technologies, Ltd.	9,600	322,848
Broadcom Corp., Class A (I)	26,990	1,000,519
Cavium, Inc. (I)	4,000	137,960
Cree, Inc. (I)	6,900	226,734
Cypress Semiconductor Corp. (I)	11,400	234,612
Intel Corp.	41,240	920,889
Intersil Corp., Class A	16,400	197,620
Maxim Integrated Products, Inc.	69,040	1,585,158
MEMC Electronic Materials, Inc. (I)	7,033	52,185
NXP Semiconductor NV (I)	8,100	160,218
Skyworks Solutions, Inc. (I)	25,900	655,529
Xilinx, Inc.	41,860	1,343,706

Software 4.65%
Adobe Systems, Inc. (I)	22,270	617,324
ANSYS, Inc. (I)	3,750	189,750
Autodesk, Inc. (I)	9,060	311,664
BMC Software, Inc. (I)	9,140	395,031
Cadence Design Systems, Inc. (I)	33,800	349,154
Check Point Software Technologies, Ltd. (I)	6,800	392,020

7

John Hancock Hedged Equity & Income Fund
As of 7-31-11 (Unaudited)

	Shares	Value

Information Technology (continued)

Citrix Systems, Inc. (I)	13,510	$973,260
Concur Technologies, Inc. (I)	5,900	268,096
FactSet Research Systems, Inc.	4,055	373,425
Microsoft Corp.	147,929	4,053,255
Oracle Corp.	85,100	2,602,358
Red Hat, Inc. (I)	4,225	177,788
Salesforce.com, Inc. (I)	3,340	483,331
TIBCO Software, Inc. (I)	10,500	273,420
VMware, Inc., Class A (I)	5,150	516,751
Websense, Inc. (I)	18,800	426,384

Materials 3.10%		8,265,606

Chemicals 0.86%
CF Industries Holdings, Inc.	1,800	279,576
FMC Corp.	3,000	262,710
Kraton Performance Polymers, Inc. (I)	1,140	41,154
Monsanto Company	3,200	235,136
The Mosaic Company	4,400	311,168
The Sherwin-Williams Company	15,276	1,178,849

Construction Materials 0.07%
Anhui Conch Cement Company, Ltd.	39,500	184,637

Containers & Packaging 0.48%
AptarGroup, Inc.	7,110	362,966
Greif, Inc., Class A	3,930	239,927
Owens-Illinois, Inc. (I)	13,185	305,496
Silgan Holdings, Inc.	9,430	365,695

Metals & Mining 1.55%
Cliffs Natural Resources, Inc.	3,430	308,083
First Quantum Minerals, Ltd.	1,700	235,682
Freeport-McMoRan Copper & Gold, Inc.	15,530	822,469
Glencore International PLC	70,612	547,607
Goldcorp, Inc.	3,600	172,116
IAMGOLD Corp.	9,100	182,000
Molycorp, Inc. (I)	3,800	241,794
Nucor Corp.	17,170	667,741
Rio Tinto PLC, ADR	4,690	332,896
Teck Resources, Ltd., Class B	5,900	291,696
Walter Energy, Inc.	2,647	324,443

Paper & Forest Products 0.14%
Deltic Timber Corp.	7,170	371,765

Telecommunication Services 1.00%		2,672,427

Diversified Telecommunication Services 0.43%
AT&T, Inc.	39,250	1,148,455

Wireless Telecommunication Services 0.57%
American Tower Corp., Class A (I)	11,905	625,370
MetroPCS Communications, Inc. (I)	12,200	198,616
Softbank Corp.	8,000	312,206
Vodafone Group PLC, ADR	13,800	387,780

Utilities 1.60%		4,257,168

Electric Utilities 0.35%
Okinawa Electric Power Company, Inc.	3,475	156,155

8

John Hancock Hedged Equity & Income Fund
As of 7-31-11 (Unaudited)

	Shares	Value
Utilities (continued)

Unisource Energy Corp.	12,590	$463,564
Westar Energy, Inc.	11,610	299,654

Gas Utilities 1.01%
Atmos Energy Corp.	9,600	320,928
New Jersey Resources Corp.	5,590	243,780
UGI Corp.	63,430	1,921,929
WGL Holdings, Inc.	5,590	216,948

Independent Power Producers & Energy Traders 0.24%
NRG Energy, Inc. (I)	25,865	634,210

Options Purchased 5.46%		$14,555,000

(Cost $12,851,228)

Put Options 5.46%		14,555,000

S&P 500 Index (Expiration Date: 6-16-12; Strike Price: $1,200; Counteryparty: Morgan
Stanley Company, Inc.) (I)	205,000	14,555,000

Short-Term Investments 3.68%		$9,828,065

(Cost $9,828,065)

Money Market Funds 3.68%		9,828,065

State Street Institutional U.S. Government Money Market Fund, 0.0110% (Y)	9,828,065	9,828,065

Total investments (Cost $286,550,990)† 104.10%		$277,671,106

Other assets and liabilities, net (4.10%)		($10,938,791)

Total net assets 100.00%		$266,732,315

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(Y) The rate shown is the annualized seven-day yield as of 7-31-11.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $286,550,990. Net unrealized depreciation aggregated $8,879,884, of which $5,896,565 related to appreciated investment securities and $14,776,449 related to depreciated investment securities.

9

John Hancock Hedged Equity & Income Fund
As of 7-31-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07-31-11	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$41,324,779	$39,715,763	$1,609,016	—
Consumer Staples	18,292,068	18,292,068	—	—
Energy	29,434,611	26,662,976	2,771,635	—
Financials	29,403,378	28,949,789	453,589	—
Health Care	25,303,337	25,303,337	—	—
Industrials	38,612,180	37,714,179	898,001	—
Information Technology	55,722,487	55,239,587	482,900	—
Materials	8,265,606	7,533,362	732,244	—
Telecommunication Services	2,672,427	2,360,221	312,206	—
Utilities	4,257,168	4,101,013	156,155	—
Options Purchased	14,555,000	14,555,000	—	—
Short-Term Investments	9,828,065	9,828,065	—	—
Total Investments in Securities	$277,671,106	$270,255,360	$7,415,746	—
Other Financial Instrustments:
Written Options	($9,890,000)	($9,890,00)	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related

10

John Hancock Hedged Equity & Income Fund
As of 7-31-11 (Unaudited)

to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended July 31, 2011, the Fund used purchased options to mange against anticipated changes in securities markets. During the period ended July 31, 2011, the Fund held purchased options with markets values ranging up to $14.6 million as measured at each quarter end.

During the period ended July 31, 2011, the Fund wrote option contracts to generate potential income. The following tables summarize the Fund’s written options activities during the period ended July 31, 2011 and the contracts held at July 31, 2011.

	NUMBER OF	PREMIUMS RECEIVED (PAID)
	CONTRACTS

Outstanding, beginning of period	-	-
Options written	5,850	$14,616,003
Options closed	(2,640)	(4,434,376)
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	3,210	$10,181,627

NAME OF ISSUER	EXERCISE	EXPIRATION DATE	NUMBER OF	PREMIUM	VALUE
	PRICE		CONTRACTS

CALLS
S&P 500 Index	$1,340	Aug 2011	1,160	$2,838,494	($870,000)
PUTS
S&P 500 Index	1,075	Jun 2012	2,050	7,343,133	(9,020,000)
Total			3,210	$10,181,627	($9,890,000)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2011 by risk category:

Risk	Financial instruments location	Asset Derivatives	Liability Derivatives Fair
		Fair Value	Value

Equity contracts	Written options, Purchased Options*	$14,555,000	($9,890,000)

*Purchased options are included in the Portfolio’s Investments

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent Prospectus and Statement of Additional Information.

11

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.

P15Q3 7/11
9/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 20, 2011

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 20, 2011